Related Parties - Schedule of Short Term Dues to Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 6,980	₺ 11,201
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	2,346	2,382
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Due to related parties	1,738
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	1,552	100
Geocell LLC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	447	445
MegaFon OJSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties	17	892
Hobim Bilgi Islem Hizmetleri AS [member]
Disclosure of transactions between related parties [line items]
Due to related parties		6,260
Other [member]
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 880	₺ 1,122